Benefit Plans (Schedule of Information Regarding Supplemental Executive Retirement Wage Replacement Plan And The Directors' Defined Benefit Plan) (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Benefit obligation at beginning of year	$ 25,526	$ 19,791
Service cost	1,799	1,313	1,061
Interest cost	908	796	811
(Gain) loss due to change in discount rate	(3,634)	1,360
Loss due to demographic changes	5,647	2,795
Actuarial (gain) loss	(330)	235
Benefits paid	(764)	(764)
Benefit obligation at end of year	29,152	25,526	19,791
Funded status	$ (29,152)	$ (25,526)